August 29, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:    AXP California Tax-Exempt Trust
       File No. 33-5103/811-4646

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP CALIFORNIA TAX-EXEMPT TRUST



/s/  Leslie L. Ogg
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     Leslie L. Ogg
     Vice President, General Counsel and Secretary